Short-Term Investments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-Term Investments (Textual)
Recognized loss from trading securities	$ 549,538	$ 18,396	$ 47,941
Held-to-maturity securities amortized cost	14,837,949
Net gain from held-to-maturity securities	$ 57,941